Other Liabilities	12 Months Ended
Mar. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Other Liabilities	Other Liabilities

	JPY (millions) As of March 31
	2023	2024
Accrued expenses	¥531,891	¥627,659
Deferred income	32,103	30,015
Other	68,083	42,439
Total	¥632,078	¥700,112
Non-current	¥65,389	¥80,938
Current	¥566,689	¥619,174
Accrued expenses include accrued employee benefit expenses of JPY 229,130 million and JPY 283,359 million as of March 31, 2023 and 2024, respectively.
Deferred income includes contract liabilities related to out-licensing agreements, product procurement and supply agreements, and government grants for the purchase of property, plant and equipment. The grants received were JPY 15,894 million and JPY 14,211 million during the years ended March 31, 2023 and 2024, respectively. The primary government grants relate to funding a portion of Takeda’s investment in the development and production of vaccines. Takeda was reimbursed for investments it made in facilities. The grant income is recognized over the life of the associated assets and is recorded as an offset to the depreciation expense included in cost of sales, selling, general and administrative expenses, and research and development expenses.